Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities [Abstract]
Schedule of Balance of Other Liabilities

The balance of other liabilities is shown below:

	As at December 31,
	2024	2023
Deferred revenues (1)	179,448	208,126
Customer loyalty programs	46,217	43,990
Advance payments under lease agreements and other projects (2)	3,689	4,604
Advance payments for fixed assets sold (3)	832	-
Instalments received under “plan resérvalo”	160	160
Repurchase coupon	100	239
Total other liabilities	230,446	257,119
Current	230,068	254,766
Non-current	378	2,353

(1)	Mainly relates to payments received for the future sale of products through means of payment, property leases and strategic alliances.
(2)	The variation corresponds to the payment received from the sale of the López de Galarza building in Ibagué in November for $2,484.

(3)	It corresponds to the advance payment for the sale of the La Colina land for $832.

Schedule of Deferred Revenue and Customer Loyalty Programs	The movement of deferred revenue and customer loyalty programs, and the related revenue recognized during the reporting periods, is shown below:
	Deferred Revenue	Customer loyalty programs
Balance at December 31, 2021	154,265	56,165
Additions	3,637,936	14,320
Revenue recognized	(3,577,850)	(14,964)
Effect of exchange difference from translation into presentation currency	(6,225)	(11,531)
Balance at December 31, 2023	208,126	43,990
Additions	8,651,525	13,302
Revenue recognized	(8,680,200)	(12,404)
Effect of exchange difference from translation into presentation currency	(3)	1,329
Balance at December 31, 2024	179,448	46,217